Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Income Taxes
Note  10. Income Taxes

Income tax expense for 2013 and 2012 consisted of the following:

	2013	2012
	(Amounts in thousands)

Current tax expense:
Federal	$4,056	$4,405
State	1,094	1,180
	5,150	5,585
Deferred tax benefit	(126)	(1,343)
Income tax expense	$5,024	$4,242

The components of the net deferred tax asset at December 31, 2013 and 2012 were as follows:

	2013	2012
	(Amounts in thousands)

Deferred tax assets
Allowance for loan losses	$7,204	$7,735
Minimum pension liability	2,222	2,262
Stock compensation	29	30
Depreciation	162	221
Capitalized OREO expense	1,563	1,551
OTTI write down on securities	437	1,217
Nonaccrued interest	1,528	—
Discount accretion	27	16
	13,172	13,032
Deferred tax liabilities:
Deferred loan costs	(755)	(735)
Investment securities available for sale	(157)	(399)
	(912)	(1,134)
Net deferred tax asset	$12,260	$11,898

A reconciliation of the Company’s effective income tax rate with the statutory federal rate for 2013 and 2012 is as follows:

	2013	2012
	(Amounts in thousands)

At Federal statutory rate	$4,502	$4,309
Adjustments resulting from:
State income taxes, net of Federal tax benefit	727	657
Tax exempt income	(30)	—
Dividend exclusion	(22)	—
BOLI	(127)	—
BOLI – Reversal of DTA	—	(647)
Other	(26)	(77)
	$5,024	$4,242

During 2012 there was a change to an alternative tax methodology for BOLI income whereby it is treated on a tax free basis.

Management has evaluated the Company’s tax positions and concluded that the Company has taken no uncertain tax positions that require adjustments to the financial statements. With few exceptions, the Company is no longer subject to income tax examinations by the U.S. federal or local tax authorities for years before 2010, and by the State of New Jersey for years before 2009.